Other Financial Statement information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Other Financial Statement Information [Abstract]
Summary of Prepaid Expense and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	March 31, 2022	December 31, 2021
Deposits	$1,324	$1,157
SPAC deferred offering costs	3,073	1,446
Prepaid expenses (including prepaid rent)	1,003	798
Other	648	275

Total prepaid expenses and other current assets	$6,048	$3,676

Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,
	2021	2020
Deposits	$1,157	$25
SPAC deferred offering costs	1,446	—
Unbilled contract	—	229
Other	1,073	830

Total prepaid expenses and other current assets	$3,676	$1,084

Summary of Property and Equipment, Net
Property and equipment, net consisted of the following (in thousands):

	March 31, 2021	December 31, 2021
Lab equipment	$5,301	$4,988
Leasehold improvements	431	431
Computer equipment and software	309	262
Furniture and fixtures	294	294
Construction in progress	19,599	8,048

Property and equipment at cost	25,934	14,023
Less: accumulated depreciation	(1,867)	(1,655)

Property and equipment, net	$24,067	$12,368

Property and equipment, net consisted of the following (in thousands):

	December 31,
	2021	2020
Lab equipment	$4,988	$3,459
Leasehold improvements	431	158
Computer equipment and software	262	214
Furniture and fixtures	294	232
Construction in progress	8,048	231

Property and equipment at cost	14,023	4,294
Less: accumulated depreciation	(1,655)	(982)

Property and equipment, net	$12,368	$3,312

Summary of Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following (in thousands):

	March 31, 2022	December 31, 2021
Accrued professional and service fees	$7,680	$2,555
Accrued employee-related expenses	1,247	2,665
Other accrued expenses	52	111

Total accrued expenses and other current liabilities	$8,979	$5,331

Accrued expenses and other liabilities consisted of the following (in thousands):

	December 31,

	2021	2020
Accrued professional and service fees	$2,555	$54
Accrued employee related expenses	2,665	1,933
Other accrued expenses	111	11

Total accrued expenses and other current liabilities	$5,331	$1,998